Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	AVIAT NETWORKS, INC.
Entity File Number	001-33278
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5961564
Entity Address, Address Line One	200C Parker Dr., Suite 100A
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78728
City Area Code	512
Local Phone Number	265-3680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001377789
Entity Listings [Line Items]
Document Period End Date	Oct. 05, 2026
Common Stock
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AVNW
Security Exchange Name	NASDAQ
Preferred Stock
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true